UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549
FORM 13F

Report for the Calendar year or Quarter Ended:  September 30, 2007

Check here if Amendment    Amendment Number:
This Amendment (Check Only One):[  ] is a restatement
				[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Willis Investment Counsel, Inc.
Address:	710 Green Street
		Gainesville, Georgia 30501

13F File Number:  028-11914

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Robert T. Willis, Jr.
Title:  Chief Investment Officer and Partner
Phone:  770-718-0706

Signature		Place			and Date of Signing
Robert T. Willis, Jr.	Gainesville, Georgia	November 13, 2007

Report Type (check only one):
[X] 13F 	HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:
Number of other Included Managers:  0
Form 13F Information Table entry Total:  53
Form 13F Information Table Value Total:  136407

List of Other Included Managers:  None

		FORM 13F INFORMATION TABLE


ISSUER		TITLE	CUSIP		VALUE	SHARES  SH/PRN PUT/CALL	DSCRETN	OTHER
											VOTING AUTHORITY
											SOLE   SHARED      NONE
Alltel	 	COM	020039103	1711	24559	SH		SOLE		4810		19749
AIG		COM	026874107	5079	75079	SH		SOLE		14710		60369
Altira	 	COM	02209S103	321	4620	SH		SOLE		0		4620
Amgen		COM	031162100	1302	23010	SH		SOLE		4630		18380
Applied MaterialCOM	038222105	2205	106520	SH		SOLE		19070		87450
Avon		COM	054303102	2205	58740	SH		SOLE		10140		48600
Bank of America	COM	060505104	639	12709	SH		SOLE		0		12709
Bank of NY	COM	064057102	4381	99251	SH		SOLE		18925		80326
Bed Bath&Beyond	COM	075896100	1867	54720	SH		SOLE		10590		44130
BP PLC		COM	055622104	239	3447	SH		SOLE		0		3447
Bristol Myers 	COM	110122108	2662	92372	SH		SOLE		17205		75167
Caterpillar	COM	149123101	273	3485	SH		SOLE		0		3485
Cigna		COM	125509109	227	4254	SH		SOLE		0		4254
Cintas Corp	COM	172908105	3210	86520	SH		SOLE		16430		70090
Coca Cola 	COM	191216100	6287	109387	SH		SOLE		19610		89777
Coca Cola Ent.	COM	191219104	2244	92635	SH		SOLE		16380		76255
Deere		COM	244199105	557	3750	SH		SOLE		0		3750
Dell Inc	COM	24702R101	2234	80935	SH		SOLE		14210		66725
Eli Lilly 	COM	277461109	5224	91765	SH		SOLE		17660		74105
Exxon Mobil	COM	30231G102	484	5230	SH		SOLE		0		5230
Fed. Nat'l Mtg	COM	313586109	4048	66560	SH		SOLE		12260		54500
Fifth Third Banc COM	316773100	2670	78820	SH		SOLE		14640		64180
Forest Lab	COM	345838106	1105	29635	SH		SOLE		6180		23455
Fortune Bnd	COM	349631101	300	3685	SH		SOLE		0		3685
Gannett Co	COM	364730101	1589	36370	SH		SOLE		7440		28930
GE	 	COM	369604103	7820	18885	SH		SOLE		29520		159365
Home Depot 	COM	437076102	4569	140836	SH		SOLE		27127		113709
IBM		COM	459044103	6632	56300	SH		SOLE		9490		46810
Intel Corp 	COM	458140100	5915	228724	SH		SOLE		45750		182974
Johnson&Johnson	COM	478160104	346	5263	SH		SOLE		0		5263
Legg Mason, Inc	COM	524901105	1736	20600	SH		SOLE		4210		16390
Marsh&Mclennan 	COM	571748102	3914	153505	SH		SOLE		30295		123210
Maxim IntegratedCOM	57772K101	1942	66155	SH		SOLE		11010		55145
MGIC Investment	COM	552848103	1630	50450	SH		SOLE		14300		36150
Microsoft Corp 	COM	594918104	3896	132254	SH		SOLE		25090		107164
New York Times	CL A	650111107	1472	74470	SH		SOLE		19380		55090
Nokia Corp	COM	654902204	5312	140043	SH		SOLE		25310		114733
Northern Trust 	COM	665859104	4607	69522	SH		SOLE		13240		56282
Patterson Co	COM	703395103	2072	53670	SH		SOLE		10390		43280
Pfizer Inc	COM	717081103	4091	167462	SH		SOLE		42235		125228
Pitney Bowes	COM	724479100	3378	74376	SH		SOLE		14195		60181
Regions Fin	COM	7591EP100	576	19529	SH		SOLE		0		19529
Southwest Air	COM	844741108	3762	254162	SH		SOLE		49180		204982
SunTrust Bank	COM	867892101	447	5912	SH		SOLE		0		5912
Sysco Corp	COM	871829107	5630	158190	SH		SOLE		29990		12820
UPS		COM	911363109	2062	27450	SH		SOLE		4780		22670
Wachovia Corp 	COM	929903102	680	13554	SH		SOLE		0		13554
Waste Mgmt	COM	94106L109	1935	51260	SH		SOLE		9755		41505
Xerox	 	COM	984121103	2464	142089	SH		SOLE		26999		115090
XL Capital	COM	G98255105	2787	35195	SH		SOLE		6630		28565
Zimmer Holding	COM	98956P102	2278	28121	SH		SOLE		5675		22446
IShares TR	S&P100 IDX FD 464287101	990	13845	SH		SOLE		0		13845
IShares TR	Lehman AGG 464287226	404	4035	SH		SOLE		0		4035